Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Beginning in 2026, the Compensation Committee approves the target value of Annual Equity Awards for the Company’s executive officers, including the NEOs, at its meeting on or around February of each year. Historically, Annual Equity Awards were granted for all NEOs, except Mr. Turicchi, in November or December of each year. Accordingly, the Company did not grant any equity-based awards in fiscal 2025 as those grants were awarded in February 2026. In special circumstances, including the hiring or promotion of an individual or where the Compensation
Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity awards at other times. Additionally, employees may enroll to purchase shares of the Company’s common stock under the terms of the Consensus Cloud Solutions, Inc. 2021 Employee Stock Purchase Plan. The Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded during fiscal 2025.

Award Timing Method
Beginning in 2026, the Compensation Committee approves the target value of Annual Equity Awards for the Company’s executive officers, including the NEOs, at its meeting on or around February of each year. Historically, Annual Equity Awards were granted for all NEOs, except Mr. Turicchi, in November or December of each year. Accordingly, the Company did not grant any equity-based awards in fiscal 2025 as those grants were awarded in February 2026. In special circumstances, including the hiring or promotion of an individual or where the Compensation
Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity awards at other times.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded during fiscal 2025.
MNPI Disclosure Timed for Compensation Value	false